CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue	$ 22,938,469	$ 16,819,866	$ 13,063,560
Cost of revenue
Cost of revenue	(12,694,732)	(9,614,778)	(7,229,913)
Gross profit	10,243,737	7,205,088	5,833,647
Operating income (expenses)
Other operating income	121,328	180,443	221,021
Sales and marketing expenses	(4,492,203)	(3,472,686)	(2,779,223)
General and administrative expenses	(1,357,791)	(1,267,706)	(1,134,724)
Provision for credit losses	(1,372,616)	(776,937)	(633,942)
Research and development expenses	(1,157,149)	(1,206,050)	(1,164,126)
Impairment of goodwill	0	0	(117,875)
Total operating expenses	(8,258,431)	(6,542,936)	(5,608,869)
Operating income	1,985,306	662,152	224,778
Interest income	331,072	365,817	331,310
Interest expense	(33,610)	(38,341)	(41,075)
Net investment loss	(43,443)	(250,220)	(125,656)
Gain on debt extinguishment	21,017	42,621	38,550
Foreign exchange gain (loss)	20,517	(3,246)	4,487
Income before income tax and share of results of equity investees	2,280,859	778,783	432,394
Income tax expense	(651,081)	(321,168)	(262,680)
Share of results of equity investees	(18,884)	(9,788)	(7,032)
Net income	1,610,894	447,827	162,682
Net income attributable to non-controlling interests	(32,745)	(3,506)	(11,956)
Net income attributable to Sea Limited's ordinary shareholders	$ 1,578,149	$ 444,321	$ 150,726
Earnings per share:
Basic (in dollars per share)	$ 2.65	$ 0.77	$ 0.27
Diluted (in dollars per share)	$ 2.52	$ 0.74	$ 0.25
Weighted average shares used in earnings per share computation:
Basic (in shares)	595,023,879	574,966,327	566,612,815
Diluted (in shares)	638,227,141	604,713,980	594,405,604
Service [Member]
Revenue
Revenue	$ 20,913,061	$ 15,261,263	$ 11,942,385
Cost of revenue
Cost of revenue	(10,812,039)	(8,164,387)	(6,202,524)
Sales of Goods [Member]
Revenue
Revenue	2,025,408	1,558,603	1,121,175
Cost of revenue
Cost of revenue	$ (1,882,693)	$ (1,450,391)	$ (1,027,389)